39. Related-party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets	$ 190,010	$ 229,740
Liabilities	130,134	155,525
Income (Expense)	10,848	13,878	$ 7,429
Pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	52	60
Liabilities	65	110
Income (Expense)	(177)
Revenues, mainly sales revenues [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	16,202	13,748	8,733
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	664	794
Liabilities	427	1,100
Income (Expense)	14,317	11,330	5,172
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Assets	150	35
Liabilities	120	203
Income (Expense)	265	208	36
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	10,035	10,847
Liabilities	3,754	5,384
Income (Expense)	(262)	(482)	2,257
Petrochemical companies [member]
Disclosure of transactions between related parties [line items]
Assets	17	47
Liabilities	9	29
Income (Expense)	2,769	2,926	3,762
Natural Gas Transportation Companies [Member]
Disclosure of transactions between related parties [line items]
Assets	74	150
Liabilities	191	717
Income (Expense)	(1,478)	(1,858)	(932)
Petrobras Distribuidora [member]
Disclosure of transactions between related parties [line items]
Assets	196	224
Liabilities	39	47
Income (Expense)	11,038	7,242
State-controlled gas distributors (joint ventures) [member]
Disclosure of transactions between related parties [line items]
Assets	225	338
Liabilities	68	104
Income (Expense)	1,723	2,812	2,306
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(102)	(395)	(316)
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(2,074)	(2,591)	(2,239)
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	10,751	11,701
Liabilities	4,246	6,594
Income (Expense)	13,878	10,848	7,429
Non Current Assets or Non Current Liabilities [member]
Disclosure of transactions between related parties [line items]
Assets	8,088	8,852
Liabilities	3,021	4,690
Current Assets or Current Liabilities [member]
Disclosure of transactions between related parties [line items]
Assets	2,663	2,849
Liabilities	1,225	1,904
Net Finance Income Expense [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(55)	87	1,251
Income (expenses) [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(93)
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		20
Income (Expense)	(135)	(110)	(461)
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Assets	38	45
Liabilities	47	43
Income (Expense)	(15)	(130)	144
Brazilian Federal Government Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets	2
Liabilities		417
Income (Expense)	(4)	(4)	3
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	482	304
Liabilities
Income (Expense)	235	8	92
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	205	334
Liabilities
Income (Expense)	72	300	1,713
Government bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,632	1,580
Liabilities
Income (Expense)	41	107	109
Diesel Price Subsidy Program [member]
Disclosure of transactions between related parties [line items]
Income (Expense)			1,559
Banks controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	$ (456)	$ (652)	$ (902)